Stock Compensation - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 1999 Employee Stock Option Plan [Member]	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Maximum [Member]	Mar. 31, 2007 Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	36 months
Vesting percentage of share awards	25.00%
Stock compensation expense	$ 36,378	$ 258,128	$ 34,121
Number of shares of common stock available for grant				450,000
Number of options, Outstanding, Granted		86,000					3,750
Stock option vest and issued at the date of grant							750
Fair value of common stock vested		6,503
Expenses recognized for employee stock purchase plan		9,108
Unrecognized share-based compensation cost			$ 1,969
Unrecognized compensation cost expected to vest					2 years	5 years